General Information - Schedule of Consolidated Financial Information Subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Total assets	₩ 742,662	₩ 686,459
Total liabilities	105,296	118,096
Revenue	560,548	500,845	₩ 725,516
Profit (loss) for the year	67,310	84,902	₩ 131,982
Gravity Interactive, Inc.
Disclosure of subsidiaries [line items]
Total assets	42,812	28,078
Total liabilities	29,822	16,855
Revenue	193,943	39,938
Profit (loss) for the year	2,017	74
Gravity NeoCyon, Inc.
Disclosure of subsidiaries [line items]
Total assets	14,586	15,000
Total liabilities	3,380	4,281
Revenue	18,287	20,316
Profit (loss) for the year	487	1,771
Gravity Communications Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	33,271	27,121
Total liabilities	8,165	6,687
Revenue	45,735	35,189
Profit (loss) for the year	5,847	1,754
PT. Gravity Game Link
Disclosure of subsidiaries [line items]
Total assets	2,430	2,693
Total liabilities	736	367
Revenue	2,961	1,476
Profit (loss) for the year	(515)	(51)
Gravity Game Tech Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	66,439	72,123
Total liabilities	12,475	23,780
Revenue	46,041	48,771
Profit (loss) for the year	9,776	6,860
Gravity Game Arise Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	11,528	7,712
Total liabilities	5,730	1,192
Revenue	14,995	5,574
Profit (loss) for the year	(2,513)	(6,237)
Gravity Game Hub PTE., Ltd.
Disclosure of subsidiaries [line items]
Total assets	52,913	68,728
Total liabilities	9,762	13,684
Revenue	74,136	89,257
Profit (loss) for the year	1,347	13,815
Gravity Game Vision Limited.
Disclosure of subsidiaries [line items]
Total assets	51,912	72,468
Total liabilities	19,013	26,756
Revenue	94,875	160,067
Profit (loss) for the year	11,296	₩ 21,946
Gravity Game Unite SDN. BHD
Disclosure of subsidiaries [line items]
Total assets	945
Total liabilities	431
Revenue	28
Profit (loss) for the year	₩ (266)